N-2	Feb. 09, 2023
Cover [Abstract]
Entity Central Index Key	0001677615
Amendment Flag	false
Entity Inv Company Type	N-2
Securities Act File Number	333-231065
Investment Company Act File Number	811-23174
Document Type	N-2
Document Registration Statement	true
Pre-Effective Amendment	false
Post-Effective Amendment	true
Post-Effective Amendment Number	12
Investment Company Act Registration	true
Investment Company Registration Amendment	true
Investment Company Registration Amendment Number	21
Entity Registrant Name	FEDERATED HERMES PROJECT AND TRADE FINANCE TENDER FUND
Entity Address, Address Line One	4000 Ericsson Drive
Entity Address, City or Town	Warrendale
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	15086-7561
City Area Code	412
Local Phone Number	288‑1900
Dividend or Interest Reinvestment Plan Only	false
Delayed or Continuous Offering	true
Primary Shelf [Flag]	false
Effective Upon Filing, 462(e)	false
Additional Securities Effective, 413(b)	false
Effective when Declared, Section 8(c)	false
Effective upon Filing, 486(b)	false
Effective on Set Date, 486(b)	true
Effective on Date, 486(b)	Mar. 10, 2023
Effective after 60 Days, 486(a)	false
Effective on Set Date, 486(a)	false
New Effective Date for Previous Filing	true
Additional Securities. 462(b)	false
No Substantive Changes, 462(c)	false
Exhibits Only, 462(d)	false
Registered Closed-End Fund [Flag]	true
Business Development Company [Flag]	false
Interval Fund [Flag]	false
Primary Shelf Qualified [Flag]	false
Entity Well-known Seasoned Issuer	No
Entity Emerging Growth Company	false
New CEF or BDC Registrant [Flag]	false
Business Contact [Member]
Cover [Abstract]
Entity Address, Address Line One	1001 Liberty Avenue
Entity Address, City or Town	Pittsburgh
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	15222-3779
Contact Personnel Name	Peter J. Germain, Esquire